Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Income Statement [Abstract]
Shipping revenues	$ 295,853	$ 691,039	$ 535,068
Other income	4,612	0	0
Operating expenses
Voyage expenses	(92,405)	(140,564)	(187,500)
Vessel operating expenses	(77,807)	(82,188)	(78,327)
Depreciation and amortization	(128,639)	(124,245)	(115,584)
Impairment charges	0	(12,560)	0
(Gain) /loss, sale of vessel	15,153	0	0
General and administrative expense	(16,565)	(17,890)	(14,789)
Total operating expenses	(300,264)	(377,447)	(396,201)
Operating income	202	313,591	138,867
Share of profit from associated companies	1,278	1,193	852
Interest income	6	212	1,077
Interest expense	(25,727)	(38,408)	(55,332)
Fair value gain/(loss) on derivative financial liabilities	12,450	(8,074)	(9,863)
Other financial (expense)/income	645	(1,334)	(1,790)
Profit/(loss) before tax	(11,147)	267,181	73,812
Income tax expense	(360)	(900)	(131)
Profit/(loss) for the year	(11,507)	266,281	73,680
Attributable to the owners of non-controlling interest	14	14	2
Attributable to the owners of parent	$ (11,521)	$ 266,266	$ 73,679
Basic earnings/(loss) per share (in dollars per share)	$ (0.07)	$ 1.71	$ 0.51
Diluted earnings/(loss) per share (in dollars per share)	$ (0.07)	$ 1.61	$ 0.51
Weighted average number of shares (basic) (in shares)	169,089,325	155,712,886	143,437,164
Weighted average number of shares (diluted) (in shares)	169,089,325	170,053,975	168,159,876